PLANT AND EQUIPMENT (Details) - USD ($)		9 Months Ended		12 Months Ended
		Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Shanghai Muliang Industrial Corp. [Member]
Plant and equipment, gross		$ 4,989,293		$ 2,199,224	$ 2,500,914
Less: accumulated depreciation		(392,717)		(937,584)	(886,743)
Plant and equipment, net		4,596,576		1,261,640	1,614,171
Depreciation expense		$ 123,099	$ 168,981	223,112	206,303
Pro Forma Adjustments [Member]
Plant and equipment, net
Shanghai Mufeng Investment Consulting Corp. and Muliang Agriculture Ltd.[Member]
Plant and equipment, net	[1]
M & A Holding Corp. [Member]
Plant and equipment, net
Pro Forma Combined [Member]
Plant and equipment, net		$ 4,596,576
Operating equipment | Shanghai Muliang Industrial Corp. [Member]
Plant and equipment, gross		$ 2,005,815		$ 1,704,971	$ 2,010,931
Operating equipment | Minimum [Member] | Shanghai Muliang Industrial Corp. [Member]
Estimated Useful Life (in years)		5 years		5 years	5 years
Operating equipment | Maximum [Member] | Shanghai Muliang Industrial Corp. [Member]
Estimated Useful Life (in years)		10 years		10 years	10 years
Vehicle | Shanghai Muliang Industrial Corp. [Member]
Plant and equipment, gross		$ 43,992		$ 41,706	$ 41,898
Vehicle | Minimum [Member] | Shanghai Muliang Industrial Corp. [Member]
Estimated Useful Life (in years)		3 years		3 years	3 years
Vehicle | Maximum [Member] | Shanghai Muliang Industrial Corp. [Member]
Estimated Useful Life (in years)		5 years		5 years	5 years
Office equipment | Shanghai Muliang Industrial Corp. [Member]
Plant and equipment, gross		$ 67,791		$ 63,516	$ 57,265
Office equipment | Minimum [Member] | Shanghai Muliang Industrial Corp. [Member]
Estimated Useful Life (in years)		3 years		3 years	3 years
Office equipment | Maximum [Member] | Shanghai Muliang Industrial Corp. [Member]
Estimated Useful Life (in years)		20 years		20 years	20 years
Building | Shanghai Muliang Industrial Corp. [Member]
Plant and equipment, gross		$ 2,871,695		$ 389,031	$ 390,820
Estimated Useful Life (in years)		20 years		20 years	20 years
Apple trees | Shanghai Muliang Industrial Corp. [Member]
Less: accumulated depreciation
Estimated Useful Life (in years)		10 years		10 years	10 years

[1]	The balance sheets of Shanghai Mufeng Investment Consulting Corp. and Muliang Agriculture Ltd. are presented as one combined entity for pro forma purposes as these are essentially non-operating holding companies with minimal assets, liabilities and equity.